Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets	9 Months Ended
Sep. 30, 2023
Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets
Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets

2.    Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets

The Company completed acquisitions, investments (including debt securities) and the purchase of intangible assets in the amount of €119,222 and €709,079 for the nine months ended September 30, 2023 and 2022, respectively.

On August 24, 2022 (Acquisition Date), the Company completed a business combination among Fresenius Health Partners, Inc. (FHP), the value-based care division of the Company’s wholly-owned subsidiary Fresenius Medical Care Holdings, Inc., with InterWell Health LLC, a physician organization driving innovation in the kidney care space in the U.S., and Cricket Health, Inc. (Cricket), a U.S. provider of value-based kidney care with a patient engagement and data platform. The new company, InterWell Topco L.P. (NewCo), operates under the InterWell Health brand (InterWell Health).

This business combination was conducted as a non-cash transaction. The contributions of the net assets of InterWell Health LLC and Cricket were accounted for as a business combination in accordance with IFRS 3. The Company’s contribution of the net assets of FHP was recorded under common control at their respective carrying values at the Acquisition Date and the reduction of the Company’s interest in FHP, in exchange for net assets received of InterWell Health LLC and Cricket, was accounted for as an equity transaction. Upon consummation of the business combination described above, the Company holds approximately 75% of NewCo. The former owners of Cricket and InterWell Health LLC hold approximately 17% and 8%, respectively, as noncontrolling interests in NewCo.

During the third quarter of 2023, the Company completed the purchase price allocation. The final measurement period adjustments mainly resulted from the finalization of the allocation of capital interests and fair value estimates related to certain intangible assets.

The final capital interest allocation was approved by all parties. As a result, the ownership interests held by the partners were revised, which resulted primarily in the decrease of the fair value of the consideration transferred by the Company, including its interest in FHP and the fair value of the previously held equity method investment in InterWell Health LLC as well as a decrease in noncontrolling interests.

The finalization of the estimated fair value of certain acquired intangible assets made due to adjustments in the underlying assumptions used to value the intangible assets decreased the fair value of these assets. These adjustments, net of related income tax effects, are recorded with a corresponding adjustment to goodwill. Goodwill initially recorded in connection with the transaction was $703,070 (€707,742 as of the Acquisition Date), which has subsequently been reduced by $43,519 (€43,809 as of the Acquisition Date) during the fourth quarter of 2022 and further reduced by $639 (€643 as of the Acquisition Date) during the third quarter of 2023 to account for measurement period adjustments to the purchase price allocation.

The following allocation of the purchase price is based upon the changes noted above. Based on the final purchase price allocation, the following assets, including goodwill (which will not be deductible for tax purposes), were acquired and liabilities were assumed as of the Acquisition Date:

Reconciliation of goodwill recognized

	in $ THOUS	in € THOUS
Fair value of consideration transferred of the Company's interest in FHP	397,937	400,581
Fair value of previously held equity method investment in InterWell Health LLC	175,421	176,587
	573,358	577,168

Fair Values of Assets Acquired and Liabilities Assumed
Less: Cash and cash equivalents	(57,383)	(57,764)
Less: Other assets	(2,819)	(2,838)
Less: Intangible assets	(53,609)	(53,965)
Other liabilities	13,029	13,116
Noncontrolling interests	186,336	187,573
Goodwill	658,912	663,290